UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01685
Name of Registrant: VANGUARD MORGAN GROWTH FUND
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2017
Item 1: Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments (unaudited)
As of June 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (98.2%)1
Consumer Discretionary (16.3%)
*	Amazon.com Inc.	319,312	309,094
*	Priceline Group Inc.	89,208	166,865
	Home Depot Inc.	1,008,445	154,695
	Comcast Corp. Class A	3,547,706	138,077
*	Netflix Inc.	782,456	116,907
	TJX Cos. Inc.	960,357	69,309
*	Charter Communications Inc. Class A	193,538	65,193
	Expedia Inc.	410,360	61,123
*,^ Tesla Inc.		166,928	60,363
	Marriott International Inc. Class A	593,119	59,496
	Ross Stores Inc.	983,914	56,801
	adidas AG	291,936	55,978
	Industria de Diseno Textil SA ADR	2,807,184	54,038
	Las Vegas Sands Corp.	740,681	47,322
	McDonald's Corp.	307,538	47,103
*	Ulta Beauty Inc.	140,788	40,454
	Scripps Networks Interactive Inc. Class A	587,538	40,135
	Aramark	932,344	38,207
*,^ Discovery Communications Inc. Class A		1,219,787	31,507
	Dollar General Corp.	378,760	27,305
	Viacom Inc. Class B	728,246	24,447
*	O'Reilly Automotive Inc.	99,049	21,666
	MGM Resorts International	681,299	21,318
	Brunswick Corp.	321,452	20,165
	Yum! Brands Inc.	242,217	17,866
	Royal Caribbean Cruises Ltd.	156,005	17,040
	Walt Disney Co.	154,904	16,459
*	LKQ Corp.	471,723	15,543
*	Dollar Tree Inc.	176,983	12,375
^	Sirius XM Holdings Inc.	2,067,019	11,307
	Texas Roadhouse Inc. Class A	215,794	10,995
	Domino's Pizza Inc.	49,722	10,518
	Dana Inc.	463,877	10,358
	H&R Block Inc.	334,376	10,336
	Nordstrom Inc.	211,678	10,125
*	Bright Horizons Family Solutions Inc.	130,559	10,080
	Carnival Corp.	151,911	9,961
*	Liberty Media Corp-Liberty SiriusXM Class A	235,967	9,906
*	Liberty Global plc Class A	301,076	9,671
*	NVR Inc.	3,899	9,399
*	Michael Kors Holdings Ltd.	255,807	9,273
	Lear Corp.	65,030	9,239
*	IMAX Corp.	332,632	7,318
*	Burlington Stores Inc.	66,677	6,134
	NIKE Inc. Class B	99,674	5,881
	Foot Locker Inc.	118,084	5,819
	Wyndham Worldwide Corp.	47,589	4,778
	Starbucks Corp.	78,850	4,598
*	Liberty Global plc	64,856	2,022

	Lowe's Cos. Inc.	22,628	1,754
*	Liberty Media Corp-Liberty SiriusXM Class C	40,875	1,704
	Service Corp. International	43,198	1,445
*	Hyatt Hotels Corp. Class A	21,439	1,205
	Delphi Automotive plc	11,158	978
*	Discovery Communications Inc.	31,217	787
*	Mohawk Industries Inc.	2,822	682
			1,983,124
Consumer Staples (2.6%)
	PepsiCo Inc.	1,164,447	134,482
	Costco Wholesale Corp.	378,533	60,539
	Walgreens Boots Alliance Inc.	248,918	19,493
*	Monster Beverage Corp.	339,646	16,874
	Altria Group Inc.	176,598	13,151
	Colgate-Palmolive Co.	166,552	12,347
	Tyson Foods Inc. Class A	155,708	9,752
	Constellation Brands Inc. Class A	46,901	9,086
*	Blue Buffalo Pet Products Inc.	393,041	8,965
	Pinnacle Foods Inc.	141,963	8,433
	CVS Health Corp.	104,308	8,393
	Kimberly-Clark Corp.	42,927	5,542
	Ingredion Inc.	41,108	4,900
*	Pilgrim's Pride Corp.	206,057	4,517
	Mondelez International Inc. Class A	44,396	1,917
			318,391
Energy (2.5%)
	Baker Hughes Inc.	1,071,798	58,424
*	Concho Resources Inc.	385,123	46,804
	Pioneer Natural Resources Co.	280,157	44,707
	BP plc ADR	1,176,099	40,752
	Chevron Corp.	370,314	38,635
	Schlumberger Ltd.	496,549	32,693
	Devon Energy Corp.	299,072	9,561
*,^ Chesapeake Energy Corp.		1,868,195	9,285
*	Newfield Exploration Co.	273,032	7,770
*	Carrizo Oil & Gas Inc.	444,524	7,744
	Williams Cos. Inc.	137,184	4,154
	Cimarex Energy Co.	13,748	1,292
*	Southwestern Energy Co.	71,063	432
			302,253
Financials (6.3%)
	Citigroup Inc.	989,272	66,163
	Bank of America Corp.	2,702,813	65,570
	Intercontinental Exchange Inc.	957,596	63,125
	American Express Co.	727,362	61,273
	American International Group Inc.	861,754	53,877
	JPMorgan Chase & Co.	569,729	52,073
	Morgan Stanley	978,205	43,589
	Goldman Sachs Group Inc.	191,657	42,529
	MetLife Inc.	704,191	38,688
	Raymond James Financial Inc.	417,501	33,492
	Aon plc	248,112	32,986
	Nasdaq Inc.	361,023	25,810
*	Berkshire Hathaway Inc. Class B	136,359	23,095
*	E*TRADE Financial Corp.	605,903	23,042
	Willis Towers Watson plc	143,869	20,927

	FactSet Research Systems Inc.	99,865	16,596
*	Signature Bank	97,541	14,000
	Moody's Corp.	107,439	13,073
	Webster Financial Corp.	224,468	11,722
	Marsh & McLennan Cos. Inc.	148,997	11,616
	MSCI Inc. Class A	107,579	11,080
	Ameriprise Financial Inc.	81,173	10,332
	S&P Global Inc.	63,979	9,340
	SEI Investments Co.	162,123	8,719
	Popular Inc.	178,265	7,435
	Progressive Corp.	117,905	5,198
	Legg Mason Inc.	24,703	943
			766,293
Health Care (13.9%)
*	Celgene Corp.	1,266,197	164,441
	Bristol-Myers Squibb Co.	2,688,791	149,819
	Amgen Inc.	603,896	104,009
	Allergan plc	353,128	85,842
*	BioMarin Pharmaceutical Inc.	893,405	81,139
	Aetna Inc.	512,437	77,803
	Johnson & Johnson	550,294	72,798
*	HCA Healthcare Inc.	760,141	66,284
	Gilead Sciences Inc.	913,453	64,654
*	Edwards Lifesciences Corp.	472,273	55,842
	Anthem Inc.	294,279	55,363
*	Illumina Inc.	304,733	52,877
	Cooper Cos. Inc.	209,018	50,043
	Merck & Co. Inc.	692,893	44,408
	Cardinal Health Inc.	554,203	43,183
	Zoetis Inc.	607,032	37,867
*	Incyte Corp.	298,498	37,584
	Danaher Corp.	437,325	36,906
	UnitedHealth Group Inc.	198,579	36,821
	Universal Health Services Inc. Class B	279,698	34,146
*	ICON plc	307,414	30,062
	McKesson Corp.	167,920	27,630
*	Boston Scientific Corp.	802,868	22,255
*	QIAGEN NV	566,561	18,997
*	Align Technology Inc.	125,592	18,854
	AbbVie Inc.	258,651	18,755
	Teleflex Inc.	87,009	18,077
*,^ Acadia Healthcare Co. Inc.		358,170	17,686
*	Vertex Pharmaceuticals Inc.	130,099	16,766
	Humana Inc.	61,276	14,744
	STERIS plc	167,025	13,613
	Eli Lilly & Co.	165,266	13,601
	Baxter International Inc.	223,862	13,553
*	Mettler-Toledo International Inc.	20,732	12,202
*	Quintiles IMS Holdings Inc.	131,945	11,809
*	IDEXX Laboratories Inc.	71,346	11,517
*	Hologic Inc.	246,611	11,191
*	Alkermes plc	188,371	10,920
*	Bioverativ Inc.	176,907	10,644
*	Express Scripts Holding Co.	158,187	10,099
*	Centene Corp.	86,109	6,878
*	WellCare Health Plans Inc.	25,013	4,491
*	Medicines Co.	93,078	3,538

Thermo Fisher Scientific Inc.	9,807	1,711
* Exelixis Inc.	25,232	621
		1,692,043
Industrials (8.7%)
Parker-Hannifin Corp.	645,143	103,107
Boeing Co.	458,330	90,635
* IHS Markit Ltd.	1,393,919	61,388
Rockwell Automation Inc.	376,081	60,910
CSX Corp.	1,089,276	59,431
Honeywell International Inc.	443,752	59,148
Cummins Inc.	316,860	51,401
Caterpillar Inc.	475,114	51,056
TransDigm Group Inc.	169,354	45,534
Equifax Inc.	304,715	41,874
Dover Corp.	490,829	39,374
Cintas Corp.	301,399	37,988
Emerson Electric Co.	574,160	34,231
Waste Connections Inc.	523,690	33,736
Fortive Corp.	471,894	29,895
Experian plc	1,265,018	25,962
KAR Auction Services Inc.	529,934	22,241
Lockheed Martin Corp.	73,251	20,335
* Beacon Roofing Supply Inc.	413,977	20,285
AO Smith Corp.	343,034	19,323
* United Continental Holdings Inc.	240,798	18,120
Union Pacific Corp.	163,750	17,834
* HD Supply Holdings Inc.	550,278	16,855
Northrop Grumman Corp.	46,076	11,828
Waste Management Inc.	156,153	11,454
* United Rentals Inc.	100,413	11,318
Spirit AeroSystems Holdings Inc. Class A	180,970	10,485
Owens Corning	156,129	10,448
Huntington Ingalls Industries Inc.	50,033	9,314
^ Wabtec Corp.	89,353	8,176
Delta Air Lines Inc.	150,967	8,113
3M Co.	30,406	6,330
Robert Half International Inc.	106,166	5,089
United Parcel Service Inc. Class B	23,362	2,584
* Quanta Services Inc.	75,521	2,486
Toro Co.	31,093	2,154
* TransUnion	45,899	1,988
		1,062,430
Information Technology (42.7%)
Apple Inc.	4,649,714	669,652
* Alphabet Inc. Class C	495,902	450,641
Microsoft Corp.	6,369,396	439,042
* Facebook Inc. Class A	2,590,480	391,111
Visa Inc. Class A	2,363,705	221,668
* Alibaba Group Holding Ltd. ADR	1,361,739	191,869
Oracle Corp.	3,196,109	160,253
* Alphabet Inc. Class A	141,479	131,530
Mastercard Inc. Class A	1,034,983	125,699
NVIDIA Corp.	660,986	95,552
* Electronic Arts Inc.	896,870	94,817
* salesforce.com Inc.	1,034,458	89,584
Tencent Holdings Ltd.	2,434,196	87,327

	Texas Instruments Inc.	1,131,054	87,012
*	Check Point Software Technologies Ltd.	777,407	84,800
*	PayPal Holdings Inc.	1,570,639	84,296
	Global Payments Inc.	901,060	81,384
*	Vantiv Inc. Class A	1,255,938	79,551
*	Adobe Systems Inc.	552,377	78,128
	QUALCOMM Inc.	1,350,238	74,560
	Activision Blizzard Inc.	1,275,136	73,410
*	eBay Inc.	2,083,347	72,750
	Alliance Data Systems Corp.	256,422	65,821
*	Gartner Inc.	521,905	64,460
	Applied Materials Inc.	1,543,239	63,751
	Maxim Integrated Products Inc.	1,349,910	60,611
*	Red Hat Inc.	594,423	56,916
*	Workday Inc. Class A	571,006	55,388
*	VeriSign Inc.	532,664	49,516
	CDK Global Inc.	746,376	46,320
	Broadcom Ltd.	190,689	44,440
	Xilinx Inc.	634,960	40,841
	Jack Henry & Associates Inc.	375,390	38,992
*	Cadence Design Systems Inc.	1,158,338	38,793
*	Euronet Worldwide Inc.	435,659	38,064
	Intuit Inc.	283,214	37,614
*	F5 Networks Inc.	267,555	33,996
*	Yandex NV Class A	1,270,650	33,342
	Analog Devices Inc.	406,348	31,614
	NetApp Inc.	757,489	30,337
	SS&C Technologies Holdings Inc.	787,687	30,255
*	Fiserv Inc.	243,881	29,836
	DXC Technology Co.	380,878	29,221
	Amdocs Ltd.	397,714	25,637
*	Qorvo Inc.	398,047	25,204
*	Splunk Inc.	436,570	24,836
	Lam Research Corp.	168,701	23,859
	Accenture plc Class A	169,048	20,908
*	MACOM Technology Solutions Holdings Inc.	351,543	19,606
	Universal Display Corp.	178,730	19,526
*	Conduent Inc.	1,081,902	17,245
	Amphenol Corp. Class A	230,512	17,016
*	InterXion Holding NV	362,726	16,606
*	Integrated Device Technology Inc.	642,367	16,567
*	Flex Ltd.	975,080	15,904
*	Cirrus Logic Inc.	253,409	15,894
*	Teradata Corp.	515,456	15,201
	Paychex Inc.	221,820	12,630
	Monolithic Power Systems Inc.	122,341	11,794
	CDW Corp.	181,350	11,340
*,^ VMware Inc. Class A		122,681	10,726
*	First Data Corp. Class A	576,328	10,489
*	Synopsys Inc.	141,930	10,351
*	Advanced Micro Devices Inc.	826,358	10,313
*	Fortinet Inc.	263,788	9,876
*	Square Inc.	418,550	9,819
*	GoDaddy Inc. Class A	221,439	9,393
*	Dell Technologies Inc. Class V	150,563	9,201
	MercadoLibre Inc.	33,981	8,525
*,^ Nutanix Inc.		346,078	6,973

* Micron Technology Inc.	194,542	5,809
* Zillow Group Inc. Class A	54,802	2,677
LogMeIn Inc.	21,332	2,229
		5,200,918
Materials (2.6%)
^ Rio Tinto plc ADR	1,545,961	65,410
Ball Corp.	653,907	27,601
Nucor Corp.	450,592	26,076
* Berry Global Group Inc.	388,666	22,158
Martin Marietta Materials Inc.	99,304	22,103
Vulcan Materials Co.	164,347	20,819
Eagle Materials Inc.	220,775	20,404
* Cliffs Natural Resources Inc.	2,701,395	18,694
FMC Corp.	244,074	17,830
Sherwin-Williams Co.	48,239	16,930
Chemours Co.	269,663	10,226
Steel Dynamics Inc.	245,298	8,784
* Freeport-McMoRan Inc.	627,648	7,538
Valvoline Inc.	314,744	7,466
CF Industries Holdings Inc.	249,540	6,977
* Crown Holdings Inc.	107,412	6,408
Air Products & Chemicals Inc.	21,300	3,047
		308,471
Other (1.0%)
2 Vanguard Growth ETF	974,900	123,851

Real Estate (1.4%)
American Tower Corp.	472,802	62,561
* SBA Communications Corp. Class A	270,990	36,557
Crown Castle International Corp.	264,967	26,544
Prologis Inc.	251,193	14,730
Uniti Group Inc.	381,122	9,581
Healthcare Trust of America Inc. Class A	295,879	9,205
* CBRE Group Inc. Class A	213,053	7,755
Host Hotels & Resorts Inc.	328,269	5,998
Forest City Realty Trust Inc. Class A	15,403	372
		173,303
Telecommunication Services (0.2%)
Cogent Communications Holdings Inc.	305,401	12,247
* Sprint Corp.	555,767	4,563
* T-Mobile US Inc.	55,189	3,345
		20,155
Total Common Stocks (Cost $8,036,654)		11,951,232

		Coupon
Temporary Cash Investments (2.6%)1
Money Market Fund (2.5%)
3,4 Vanguard Market Liquidity Fund		1.181%		2,977,216	297,781

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.1%)
	Bank of America Securities, LLC
	(Dated 6/30/17, Repurchase Value
	$12,801,000, collateralized by Government
	National Mortgage Assn. 3.500%, 3/20/47,
	with a value of $13,056,000)	1.090%	7/3/17	12,800	12,800

U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.593%	7/13/17	200	200
5	United States Treasury Bill	0.602%	7/20/17	750	750
5	United States Treasury Bill	0.647%	8/10/17	300	300
5	United States Treasury Bill	0.994%	9/21/17	1,000	998
5	United States Treasury Bill	0.980%	10/5/17	450	449
5	United States Treasury Bill	1.052%	11/24/17	1,500	1,493
					4,190
Total Temporary Cash Investments (Cost $314,748)					314,771
Total Investments (100.8%) (Cost $8,351,402)					12,266,003
Other Assets and Liabilities-Net (-0.8%)4					(93,475)
Net Assets (100%)					12,172,528

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $74,634,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.1% and 1.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $77,173,000 of collateral received for securities on loan.
5 Securities with a value of $4,040,000 and cash of $132,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchangetraded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in

Morgan Growth Fund

Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,781,965	169,267	—
Temporary Cash Investments	297,781	16,990	—
Futures Contracts—Assets[1]	40	—	—
Total	12,079,786	186,257	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of

Morgan Growth Fund

futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	899	108,819	(494)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At June 30, 2017, the cost of investment securities for tax purposes was $8,351,402,000. Net unrealized appreciation of investment securities for tax purposes was $3,914,601,000, consisting of unrealized gains of $4,010,168,000 on securities that had risen in value since their purchase and $95,567,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 17, 2017
VANGUARD MORGAN GROWTH FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 17, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.